Filed pursuant to Rule 497(e)

Registration Nos. 333-272579; 811-23883

THE 2023 ETF SERIES TRUST

Fund	Ticker
Atlas America Fund	USAF

listed on The Nasdaq Stock Market, LLC

Supplement dated July 31, 2026 to the Atlas America Fund’s

(the “Fund”) currently effective

Prospectus, Summary Prospectus, and Statement of Additional Information (the “SAI”)

This supplement provides new and additional information beyond that contained in the Prospectus, Summary Prospectus, and SAI for the Fund and should be read in conjunction with those documents.

Effective August 1, 2026, Puneet Agarwal no longer serves as a portfolio manager of the Fund. Accordingly, all references to Mr. Agarwal in the Summary Prospectus, Prospectus and SAI are hereby deleted.

Please retain this supplement for future reference.